Great-West Life & Annuity Insurance Company of New York

370 Lexington Avenue, Suite 703

New York, New York 10017

May 4, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Great-West Life & Annuity Insurance Company of New York
Variable Annuity-2 Series Account
Certification Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 333-212091; 811-05961

Ladies and Gentlemen:

In lieu of filing the form of the prospectus and Statement of Additional Information for Variable Annuity-2 Series Account (the "Account") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

1.the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 14 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement; and

2.the text of Post-Effective Amendment No. 14 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 24, 2020.

If you should have any questions regarding the foregoing filing, please do not hesitate to contact me at 303-737-0172.

Sincerely,

Variable Annuity-2 Series Account

Great-West Life & Annuity Insurance Company of New York (Registrant)

/s/ Mike S. Knowles Mike S. Knowles Senior Counsel